Pension and Other Postretirement Benefit Plans - Summary of Obligations Recognized in Other Comprehensive Income (Details) - Pension Benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial loss	$ 679	$ 27,023	$ 6,472
Amortization of actuarial loss	(6,517)	(5,871)	(7,045)
Amortization of prior service credit	1,432	1,432	1,432
Total (income) loss recognized in other comprehensive income	(4,406)	22,584	859
Total recognized in net periodic benefit cost and other comprehensive income	$ (1,524)	$ 26,261	$ 4,452